Finance Income - Summary of Finance Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Income and Expense [line items]
Fair value adjustments on derivatives at fair value through profit or loss	£ (3)	£ 9	£ (3)
Finance income	81	65	72
IFRS9 [member]
Disclosure Of Financial Income and Expense [line items]
Financial assets measured at amortised cost	73
Financial assets measured at fair value through profit or loss	1
Net gains arising from hedge ineffectiveness on net investment hedges	7
IAS 39 [member]
Disclosure Of Financial Income and Expense [line items]
Cash and cash equivalents		60	67
Available-for-sale investments		2	1
Loans and receivables		1	2
Fair value adjustments on derivatives at fair value through profit or loss		2	2
Finance income	£ 81	£ 65	£ 72